PHOENIX INVESTMENT TRUST 06
                                101 Munson Street
                         Greenfield, Massachusetts 01301


                                                               December 15, 2006


Dear Shareholder:


         The Phoenix Nifty Fifty Fund ("Nifty Fifty"), a series of Phoenix Investment Trust 06 ("Investment Trust"), will hold a special meeting of shareholders at 2:00 p.m. Eastern time, on March 2, 2007, at the offices of Phoenix Investment Partners, Ltd., 56 Prospect Street, Hartford, Connecticut 06103 (the "Meeting"). At the Meeting, shareholders of Nifty Fifty will vote on an Agreement and Plan of Reorganization (the "Plan") under which Nifty Fifty will be combined with the Phoenix Capital Growth Fund ("Capital Growth"), a series of Phoenix Series Fund. The reorganization is expected to be completed on or about March 9, 2007. Capital Growth's investment objective is identical to that of Nifty Fifty, and the investment strategies of Capital Growth are similar to those of Nifty Fifty. If the Plan is approved by shareholders, you will become a shareholder of Capital Growth and will receive shares of the corresponding class of Capital Growth with an aggregate net asset value equal to the aggregate net asset value of your investment in Nifty Fifty. No sales charge will be imposed in connection with the reorganization. Nifty Fifty will pay all costs of the reorganization.

         The Board of Trustees of Investment Trust believes that the reorganization offers you the opportunity to pursue your goals in a larger fund. The Board of Trustees has carefully considered and has unanimously approved the proposed reorganization, as set forth in the Plan and described in the accompanying materials, and believes that the reorganization is in the best interests of Nifty Fifty and its shareholders. Therefore, the Board of Trustees recommends that you vote in favor of the Plan.

         Details of the proposed Plan, the voting process and the Meeting are set forth in the enclosed Prospectus/Proxy Statement.

         YOUR VOTE COUNTS AND DELAYING TO VOTE CAN POTENTIALLY ADD TO THE COST OF THIS PROXY SOLICITATION. PLEASE CAST YOUR BALLOT TODAY--ONLINE, BY TELEPHONE OR BY MAIL--BY FOLLOWING THE INSTRUCTIONS ON THE ENCLOSED PROXY CARD.


         If you have any questions, please call (800) 243-1574 between 8:00 a.m. and 6:00 p.m. Eastern time, Monday through Thursday, Friday until 5:00 p.m. Eastern time.

         Your vote is important. Please take a moment after reviewing the enclosed materials to vote your shares. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, Inc., reminding you to vote your shares.

                                                            Sincerely,


                                                            /s/George R. Aylward
                                                            --------------------
                                                            George R. Aylward
                                                            President

                             Q & A FOR SHAREHOLDERS

         While we encourage you to read the full text of the enclosed Prospectus/Proxy Statement, here is a brief overview of the proposed reorganization that will be the subject of a shareholder vote.

Q. WHAT ISSUES AM I BEING ASKED TO VOTE ON AT THE UPCOMING SPECIAL MEETING ON MARCH 2, 2007?

A. Shareholders of Phoenix Nifty Fifty Fund ("Nifty Fifty") are being asked to approve an Agreement and Plan of Reorganization (the "Plan") that provides for the reorganization (the "Reorganization") of Nifty Fifty, a series of Phoenix Investment Trust 06 ("Investment Trust") into Phoenix Capital Growth Fund ("Capital Growth"), a series of Phoenix Series Fund ("Series Fund").

Q.     WHY DID THE BOARD OF TRUSTEES APPROVE THE REORGANIZATION?

A. The Reorganization is part of a restructuring designed to eliminate the offering of overlapping funds with similar investment objectives and similar investment strategies within the Phoenix Funds complex, while simultaneously creating economies of scale for the surviving funds that are intended to lower fund expenses. The proposed Reorganization will allow shareholders of Nifty Fifty to own a fund that is similar in style, but with a greater amount of assets. Capital Growth has an identical investment objective and similar investment strategies as Nifty Fifty. The Reorganization should create better efficiencies for the portfolio management team and perhaps lower fees for Capital Growth.

Q.     WHAT WILL HAPPEN TO MY EXISTING SHARES?

A. Your shares of Nifty Fifty will be exchanged for shares of Capital Growth. Therefore, if you own Class A, Class B or Class C shares of Nifty Fifty, you will own Class A, Class B or Class C shares, respectively, of Capital Growth following the Reorganization. You will not pay any sales charges in connection with the Reorganization. The shares of Capital Growth that you receive following the Reorganization will have an aggregate net asset value equal to the aggregate net asset value of your shares of Nifty Fifty immediately prior to the Reorganization so that the value of your investment will remain exactly the same.

Q. WHAT ARE THE DIFFERENCES BETWEEN THE INVESTMENT OBJECTIVES AND INVESTMENT STRATEGIES OF NIFTY FIFTY AND CAPITAL GROWTH?

A. The investment objective of Nifty Fifty is identical to that of Capital Growth. The investment strategies of Nifty Fifty are similar to those of Capital Growth, but there are differences. Nifty Fifty concentrates its investments in securities selected from a list of approximately 50 different securities that its subadviser believes represent the best potential to achieve long-term growth of capital. Capital Growth does not have a similar investment limitation and therefore may hold a greater number of securities than Nifty Fifty at any given time. As part of its investment strategy, Nifty Fifty may invest a significant portion of its assets in one or more sectors of the equity securities market. Because Capital Growth may select from a wider universe of securities, it is less likely than Nifty Fifty to invest a significant portion of its assets in one or more sectors of the equity securities market.

       Capital Growth normally invests at least 80% of its assets in common stocks that, at the time of initial purchase, have market capitalizations similar to the range of companies included in the Russell 1000(R) Growth Index. Although Nifty Fifty generally invests in the securities of larger capitalization companies, it is not required to do so. Consequently, at any given time, the capitalizations of the companies owned by Nifty Fifty may not be as broad as those of the companies owned by Capital Growth.

Q.     WILL I INCUR ANY TRANSACTION COSTS AS A RESULT OF THE REORGANIZATION?

A. No. Shareholders will not incur any transaction costs, e.g., sales charges or redemption fees, as a result of the Reorganization.

Q.     WHAT IS THE TIMETABLE FOR THE REORGANIZATION?

A. If approved by shareholders of record at the Meeting, the Reorganization is expected to occur on or about March 9, 2007.

Q.     WILL THE REORGANIZATION CREATE A TAXABLE EVENT FOR ME?

A. No. The Reorganization is expected to be a tax-free transaction for federal income tax purposes.

Q.     WHAT HAPPENS IF THE REORGANIZATION IS NOT APPROVED?

A. If shareholders of Nifty Fifty do not approve the Plan, the Reorganization will not take effect and the Board of Trustees of Investment Trust will consider other possible courses of action in the best interests of Nifty Fifty and its shareholders.

Q.     HAS THE BOARD OF TRUSTEES APPROVED THE PROPOSAL?

A. Yes. The Board unanimously approved the Reorganization as set forth in the Plan and recommends that you vote FOR the Plan.

Q. WHO WILL PAY FOR THE PROXY SOLICITATION AND LEGAL COSTS ASSOCIATED WITH THE PROPOSAL?

A. All of the costs of the Reorganization, including the costs of the Meeting, the proxy solicitation or any adjourned session, will be paid by Nifty Fifty. If the Plan is not approved, Phoenix Investment Counsel, Inc. or one of its affiliates will pay the expenses incurred by Nifty Fifty and Capital Growth in connection with the Reorganization (including the cost of any proxy soliciting agent). In such event, no portion of the expenses will be borne directly or indirectly by Nifty Fifty, Capital Growth or their shareholders.

Q.     HOW DO I VOTE MY SHARES?

A. If you do not expect to attend the Meeting, you may vote your shares by completing and signing the enclosed proxy card, and mailing it in the enclosed postage-paid envelope. Alternatively, you may vote by telephone by calling the toll-free number on the proxy card or by computer by going to the Internet address provided on the proxy card and following the instructions, using your proxy card as a guide. You may also vote your shares by attending the Meeting. IT IS IMPORTANT THAT YOU VOTE PROMPTLY.

Q.     WILL ANYONE CONTACT ME?

A. You may receive a call from our proxy solicitor, Computershare Fund Services, Inc. ("CFS") to verify that you received your proxy materials, to answer any questions you may have about the proposals and to encourage you to vote.

Q. WHO SHOULD I CALL FOR ADDITIONAL INFORMATION ABOUT THIS PROSPECTUS/PROXY STATEMENT?

A. Please call CFS, Nifty Fifty's proxy agent, at 866-343-1411. CFS has been engaged to assist in the solicitation of proxies at an estimated cost of $5,700 to $17,000, plus expenses. As the Meeting date approaches, certain shareholders of Nifty Fifty may receive telephone calls from representatives of CFS if their votes have not yet been received. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

       In all cases in which a telephonic proxy is solicited, the CFS representative is required to ask for each shareholder's full name and address, or the zip code or employer identification number, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the CFS representative is required to ask for the person's title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to CFS, then the CFS representative has the responsibility to explain the process, read the proposal listed on the proxy card and ask for the shareholder's instructions on the proposal.

IN ORDER TO AVOID DELAY AND ADDITIONAL EXPENSE, AND TO ASSURE THAT YOUR SHARES ARE REPRESENTED, PLEASE VOTE AS PROMPTLY AS POSSIBLE, REGARDLESS OF WHETHER YOU PLAN TO ATTEND THE MEETING. YOU MAY VOTE BY MAIL, TELEPHONE OR OVER THE INTERNET. TO VOTE BY MAIL, PLEASE MARK, SIGN, DATE, AND MAIL THE ENCLOSED PROXY CARD. NO POSTAGE IS REQUIRED IF YOU USE THE ACCOMPANYING ENVELOPE TO MAIL THE PROXY CARD IN THE UNITED STATES. TO VOTE BY TELEPHONE, PLEASE CALL THE TOLL-FREE NUMBER LOCATED ON YOUR PROXY CARD AND FOLLOW THE RECORDED INSTRUCTIONS, USING YOUR PROXY CARD AS A GUIDE. TO VOTE OVER THE INTERNET, GO TO THE INTERNET ADDRESS PROVIDED ON YOUR PROXY CARD AND FOLLOW THE INSTRUCTIONS, USING YOUR PROXY CARD AS A GUIDE.

                           PHOENIX INVESTMENT TRUST 06
                  on behalf of Phoenix Nifty Fifty Fund series

                                101 Munson Street
                         Greenfield, Massachusetts 01301
                                 1-800-243-1574

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                            To Be Held on March 2, 2007

To the Shareholders:

NOTICE IS HEREBY GIVEN THAT a special meeting of the shareholders of the Phoenix Nifty Fifty Fund series of Phoenix Investment Trust 06, a Delaware statutory trust, will be held at the offices of Phoenix Investment Partners, Ltd., 56 Prospect Street, Hartford, Connecticut, 06103, on March 2, 2007 at 2:00 p.m. Eastern time and any adjournments thereof (the "Meeting"). The Meeting will be held for the following purposes:

         1. To consider and act upon an Agreement and Plan of Reorganization (the "Plan") providing for the acquisition of all of the assets of Phoenix Nifty Fifty Fund ("Nifty Fifty"), a series of Phoenix Investment Trust 06, by Phoenix Capital Growth Fund ("Capital Growth"), a series of Phoenix Series Fund, in exchange for shares of Capital Growth and the assumption by Capital Growth of the liabilities of Nifty Fifty. The Plan also provides for distribution of these shares of Capital Growth to shareholders of Nifty Fifty in liquidation and subsequent termination of Nifty Fifty. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Nifty Fifty.

         2. To transact any other business that may properly come before the Meeting.

         The Board of Trustees has fixed the close of business on December 11, 2006 as the record date for determination of shareholders entitled to notice of and to vote at the Meeting.

         Whether or not you plan to attend the Meeting in person, please vote your shares. As a convenience to our shareholders, you may now vote in any one of four ways:

o        Through the Internet--https://vote.proxy-direct.com

o        By telephone--1-866-241-6192

o        By mail--using the enclosed proxy card and postage paid envelope

o        In person--at the Meeting

         We encourage you to vote by Internet or telephone; have your proxy card in hand and go to the Web site or call the number and follow the instructions given there. Use of Internet or telephone voting will reduce the time and cost associated with this proxy solicitation. Whichever method you choose, please read the enclosed Prospectus/Proxy Statement carefully before you vote.

         If you sign, date, and return the proxy card but give no voting instructions, your shares will be voted "FOR" the proposals described above.




                                               By order of the Board of Trustees

                                               /s/ Kevin J. Carr
                                               -----------------
                                               Kevin J. Carr
                                               Secretary
                                               Phoenix Investment Trust 06




December 15, 2006

SHAREHOLDERS ARE REQUESTED TO VOTE BY INTERNET OR BY TELEPHONE OR TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY WITH RESPECT TO INTERNET OR TELEPHONE VOTING ARE SET FORTH ON THE PROXY CARD. INSTRUCTIONS FOR SIGNING PROXY CARDS IF MAILING IMMEDIATELY FOLLOW THIS NOTICE. IT IS IMPORTANT THAT THE PROXY BE VOTED PROMPTLY.

                      INSTRUCTIONS FOR SIGNING PROXY CARDS

         The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

         1. Individual Accounts: Sign your name exactly as it appears in the registration on the voting instructions form.

         2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the voting instructions form.

         3. All Other Accounts: The capacity of the individual signing the voting instructions form should be indicated unless it is reflected in the form of registration. For example:

         REGISTRATION                               VALID SIGNATURE
         ------------                               ---------------

         CORPORATE ACCOUNTS
         ------------------

         (1)      ABC Corp. . . . . . . . . . . . . ABC Corp.

         (2)      ABC Corp. . . . . . . . . . . . . John Doe, Treasurer

         (3)      ABC Corp.
                  c/o John Doe, Treasurer . . . . . John Doe

         (4)      ABC Corp. Profit Sharing Plan . . John Doe, Trustee

         TRUST ACCOUNTS
         --------------

         (1)      ABC Trust . . . . . . . . . . . . Jane B. Doe, Trustee

         (2)      Jane B. Doe, Trustee
                  u/t/d 12/28/78 . . . . . . . . . .Jane B. Doe

         CUSTODIAL OR ESTATE ACCOUNTS
         ----------------------------

         (1)      John B. Smith, Cust.
                  f/b/o John B. Smith, Jr. UGMA . . John B. Smith

         (2)      Estate of John B. Smith . . . . . John B. Smith, Jr., Executor

                            ACQUISITION OF ASSETS OF

                            PHOENIX NIFTY FIFTY FUND
                                   a series of
                           PHOENIX INVESTMENT TRUST 06
                     c/o Phoenix Equity Planning Corporation
                                101 Munson Street
                         Greenfield, Massachusetts 01301
                                 (800) 243-1574

                        BY AND IN EXCHANGE FOR SHARES OF

                           PHOENIX CAPITAL GROWTH FUND
                                   a series of
                               PHOENIX SERIES FUND
                     c/o Phoenix Equity Planning Corporation
                                101 Munson Street
                         Greenfield, Massachusetts 01301
                                 (800) 243-1574


                           PROSPECTUS/PROXY STATEMENT

                             DATED DECEMBER 15, 2006

         This Prospectus/Proxy Statement is being furnished in connection with an Agreement and Plan of Reorganization (the "Plan") which will be submitted to shareholders of Phoenix Nifty Fifty Fund ("Nifty Fifty"), a series of Phoenix Investment Trust 06 ("Investment Trust"), for consideration at a Special Meeting of Shareholders to be held on March 2, 2007 at 2:00 p.m. Eastern time at the offices of Phoenix Investment Partners, Ltd., 56 Prospect Street, Hartford, Connecticut 06103, and any adjournments thereof (the "Meeting").


                                     GENERAL


         Subject to the approval of Nifty Fifty's shareholders, the Board of Trustees of Investment Trust has approved the proposed reorganization of Nifty Fifty into Phoenix Capital Growth Fund ("Capital Growth"), a series of Phoenix Series Fund ("Series Fund"). Nifty Fifty and Capital Growth are sometimes referred to respectively in this Prospectus/Proxy Statement individually as a "Fund" and collectively as the "Funds".

         In the reorganization, all of the assets of Nifty Fifty will be acquired by Capital Growth in exchange for Class A, Class B and Class C shares of Capital Growth and the assumption by Capital Growth of the liabilities of Nifty Fifty (the "Reorganization"). If the Reorganization is approved, Class A, Class B and Class C shares of Capital Growth will be distributed to each shareholder in liquidation of Nifty Fifty, and Nifty Fifty will be terminated as a series of Investment Trust. You will then hold that number of full and fractional shares of Capital Growth which have an aggregate net asset value equal to the aggregate net asset value of your shares of Nifty Fifty.

         Nifty Fifty is a separate diversified series of Investment Trust, a Delaware statutory trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Capital Growth is a separate diversified series of Series Fund, a Delaware statutory trust, which is also an open-end management investment company registered under the 1940 Act. The investment objective of Nifty Fifty is identical to that of Capital Growth, as follows:

--------------------------------------------------------------------------------
               Fund                               Investment Objective
               ----                               --------------------
----------------------------------------- --------------------------------------
Nifty Fifty                                Long-term growth of capital.
----------------------------------------- --------------------------------------
Capital Growth                             Long-term capital appreciation.
------------------------------------------------------- ------------------------


         The investment strategies for Nifty Fifty are similar to those for Capital Growth, but there are differences. These differences are discussed below.

         This Prospectus/Proxy Statement explains concisely the information about Capital Growth that you should know before voting on the Plan. Please read it carefully and keep it for future reference. Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission ("SEC"):


--------------------------------------------------------------------------------

Information about Nifty Fifty:             How to Obtain this Information:
------------------------------             -------------------------------
----------------------------------------- --------------------------------------
Prospectus of Investment Trust relating    Copies are available upon request and
to Nifty Fifty, dated May 1, 2006, as      without charge if you:
supplemented
                                           o Visit PhoenixFunds.com or
Statement of Additional Information of       PhoenixInvestments.com on the
Investment Trust relating to Nifty Fifty,    Internet;
dated May 1, 2006, as supplemented
                                           o Write to Phoenix Equity Planning
Annual Report of Investment Trust            Corporation, One American Row,
relating to Nifty Fifty for the              P.O. Box 150480, Hartford, CT
year ended December 31, 2005                 06115-0480; or

Semiannual Report of Investment Trust      o Call (800) 243-1574 toll-free.
relating to Nifty Fifty for the six
months ended June 30, 2006

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Prospectus of Series Fund relating to      Copies are available upon request and
Capital Growth, dated November 21, 2006,   without charge if you:
which accompanies this Prospectus/Proxy
Statement                                  o Visit PhoenixFunds.com or
                                             PhoenixInvestments.com on the
Statement of Additional Information of       Internet;
Series Fund relating to Capital Growth,
dated November 21, 2006                    o Write to Phoenix Equity Planning
                                             Corporation, One American Row, P.O.
Annual Report of Series Fund relating to     Box 150480, Hartford, CT
Capital Growth for the year ended            06115-0480; or
October 31, 2005
                                           o Call (800) 243-1574 toll-free.
Semiannual Report of Series Fund relating to Capital Growth for the six months ended April 30, 2006

--------------------------------------------------------------------------------
Information about the Reorganization:      How to Obtain this Information:
-------------------------------------      -------------------------------
----------------------------------------- --------------------------------------
Statement of Additional Information        Copies are available upon request and
dated December 15, 2006, which relates     without charge if you:
to this Prospectus/Proxy Statement
and the Reorganization                     o Write to Phoenix Equity Planning
                                             Corporation, One American Row, P.O.
                                             Box 150480, Hartford, CT
                                             06115-0480; or

                                           o Call (800) 243-1574 toll-free.
--------------------------------------------------------------------------------


         You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.


         Information relating to Nifty Fifty contained in the Prospectus of Investment Trust dated May 1, 2006 (SEC File No. 811-08631) is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Proxy Statement.) Information relating to Capital Growth contained in the Prospectus of Series Fund dated November 21, 2006 (SEC File No. 811-00810) also is incorporated by reference in this document. The Statement of Additional Information dated December 15, 2006 relating to this Prospectus/Proxy Statement and the Reorganization, which includes the financial statements of Investment Trust relating to Nifty Fifty for the year ended December 31, 2005 and the six months ended June 30, 2006, and the financial statements of Series Fund relating to Capital Growth for the year ended October 31, 2005 and the six months ended April 30, 2006, is incorporated by reference in its entirety in this document.

--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


       AN INVESTMENT IN CAPITAL GROWTH:

o  is not a deposit of, or guaranteed by, any bank

o is not insured by the FDIC, the Federal Reserve Board or any other government agency

o  is not endorsed by any bank or government agency

o involves investment risk, including possible loss of the purchase payment of your original investment

                                Table of Contents                           Page
                                -----------------                           ----



SUMMARY........................................................................6
         Why is the Reorganization being proposed?.............................6
         What are the key features of the Reorganization?......................6
         After the Reorganization, what shares of Capital
         Growth will I own?....................................................6
         How will the Reorganization affect me?................................7
         How do the Trustees recommend that I vote?............................7
         Will I be able to purchase, exchange and redeem shares and receive distributions in the same way?................................7
         How do the Funds' investment objectives, principal investment strategies and risks compare?.........................................8
         How do the Funds' fees and expenses compare?.........................10
         How do the Funds' performance records compare?.......................15
         Who will be the Adviser and Subadviser of my Fund after the Reorganization?
         What will the advisory and subadvisory fees be after the
         Reorganization?......................................................18
         What will be the primary federal tax consequences of the
         Reorganization?......................................................19
RISKS.........................................................................20
         Are the risk factors for the Funds similar?..........................20
         What are the primary risks of investing in each Fund?................20
         Are there any other risks of investing in each Fund?.................21
INFORMATION ABOUT THE REORGANIZATION..........................................21
         Reasons for the Reorganization.......................................21
         Agreement and Plan of Reorganization.................................23
         Federal Income Tax Consequences......................................24
         Pro Forma Capitalization.............................................25
         Distribution of Shares...............................................26
         Purchase and Redemption Procedures...................................27
         Exchange Privileges..................................................27
         Dividend Policy......................................................28
COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS...............................28
         Form of Organization.................................................28
         Capitalization.......................................................28
         Shareholder Liability................................................29
         Shareholder Meetings and Voting Rights...............................29
         Liquidation..........................................................30
         Liability and Indemnification of Trustees............................30
INFORMATION CONCERNING THE MEETING AND VOTING REQUIREMENTS....................31
         Shareholder Information..............................................33
         Control Persons and Principal Holders of Securities..................33
FINANCIAL STATEMENTS AND EXPERTS..............................................33
LEGAL MATTERS.................................................................34
ADDITIONAL INFORMATION........................................................34
OTHER BUSINESS................................................................34
Exhibit A--Form of Agreement and Plan of Reorganization......................A-1

                                     SUMMARY


          THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES
              OF THE REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE
             INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND THE
                   REORGANIZATION, YOU SHOULD READ THIS ENTIRE
                  PROSPECTUS/PROXY STATEMENT AND THE EXHIBITS.

         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectuses and Statements of Additional Information relating to the Funds and the form of Plan, which is attached to this Prospectus/Proxy Statement as Exhibit A.

WHY IS THE REORGANIZATION BEING PROPOSED?

         The Reorganization is part of a restructuring designed to eliminate the offering of overlapping funds with similar investment objectives and similar investment strategies within the Phoenix Funds complex, while simultaneously creating economies of scale for the surviving funds that are intended to lower fund expenses. The proposed Reorganization will allow shareholders of Nifty Fifty to own a fund that is similar in style, but with a greater amount of assets. Capital Growth has an identical investment objective and similar investment strategies as Nifty Fifty. The Reorganization should create better efficiencies for the portfolio management team and perhaps lower fees for Capital Growth. Therefore, the Trustees believe that the Reorganization is in the best interests of Nifty Fifty and its shareholders.


WHAT ARE THE KEY FEATURES OF THE REORGANIZATION?

         The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

o the transfer in-kind of all of the assets of Nifty Fifty to Capital Growth in exchange for Class A, Class B and Class C shares of Capital Growth;

o   the assumption by Capital Growth of all of the liabilities of Nifty Fifty;

o the liquidation of Nifty Fifty by distribution of Class A, Class B and Class C shares of Capital Growth to Nifty Fifty's shareholders; and

o the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.


         The Reorganization is expected to be completed on or about March 9, 2007.


AFTER THE REORGANIZATION, WHAT SHARES OF CAPITAL GROWTH WILL I OWN?

         If you own Class A, Class B or Class C shares of Nifty Fifty, you will own Class A, Class B or Class C shares, respectively, of Capital Growth.

         The new shares you receive will have the same total value as your shares of Nifty Fifty, as of the close of business on the day immediately prior to the Reorganization.

HOW WILL THE REORGANIZATION AFFECT ME?

         It is anticipated that the Reorganization will benefit you as follows:

o COST SAVINGS: The total operating expenses of Capital Growth are lower than those of Nifty Fifty. Nifty Fifty's total operating expenses for Class A, Class B and Class C shares, after expense waivers, are 1.60%, 2.35% and 2.35%, respectively. Capital Growth's total operating expenses and restatement based on current fee structure for Class A, Class B and Class C shares are 1.38%, 2.13% and 2.13%, respectively. In addition, it is anticipated that Capital Growth's total operating expenses for Class A, Class B and Class C shares will be 1.36%, 2.11% and 2.11%, respectively, based upon its anticipated level of assets immediately following the Reorganization.

o OPERATING EFFICIENCIES: Upon the Reorganization of Nifty Fifty into Capital Growth, operating efficiencies may be achieved by Capital Growth because it will have a greater level of assets. As of September 30, 2006, Nifty Fifty's net assets were approximately $42.1 million and Capital Growth's net assets were approximately $492.2 million.

         After the Reorganization, the value of your shares will depend on the performance of Capital Growth rather than that of Nifty Fifty. The Trustees of Investment Trust and Series Fund believe that the Reorganization will benefit both Nifty Fifty and Capital Growth. All of the costs of the Reorganization, including the costs of the Meeting, the proxy solicitation or any adjourned session, will be paid by Nifty Fifty.

         Like Nifty Fifty, Capital Growth will declare and pay dividends from net investment income semiannually and will distribute net realized capital gains, if any, at least annually. These dividends and distributions will continue to be automatically reinvested in additional Class A, Class B and Class C shares of Capital Growth or distributed in cash, if you have so elected.

HOW DO THE TRUSTEES RECOMMEND THAT I VOTE?

         The Trustees of Investment Trust, including the Trustees who are not "interested persons" as such term is defined in the 1940 Act (the "Disinterested Trustees"), have concluded that the Reorganization would be in the best interest of Nifty Fifty and its shareholders, and that the shareholders' interests will not be diluted as a result of the Reorganization. Accordingly, the Trustees have submitted the Plan for approval of the shareholders of Nifty Fifty.

            THE TRUSTEES RECOMMEND THAT YOU VOTE FOR THE PLAN AND THE
                       REORGANIZATION CONTEMPLATED THEREBY

         The Trustees of Series Fund, including the Trustees who are not "interested persons" as such term is defined in the 1940 Act, also have concluded that the Reorganization would be in the best interest of Capital Growth and its shareholders, and that the shareholders' interests will not be diluted as a result of the Reorganization.

WILL I BE ABLE TO PURCHASE, EXCHANGE AND REDEEM SHARES AND RECEIVE DISTRIBUTIONS IN THE SAME WAY?

         The Reorganization will not affect your right to purchase and redeem shares, to exchange shares or to receive distributions. After the Reorganization, you will be able to purchase additional Class A, Class B and Class C shares, as applicable, of Capital Growth in the same manner as you did for your shares of Nifty Fifty before the Reorganization. For more information, see "Purchase and Redemption Procedures", "Exchange Privileges" and "Dividend Policy" below.

HOW DO THE FUNDS' INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS COMPARE?

         The investment objective of Nifty Fifty is identical to that of Capital Growth, while the investment strategies of the Funds are similar. Nifty Fifty's investment objective is fundamental, and generally may not be changed without shareholder approval, while Capital Growth's investment objective is non-fundamental, which means that it may be changed by vote of the Trustees and without shareholder approval.

         The following tables summarize a comparison of Nifty Fifty and Capital Growth with respect to their investment objectives and principal investment strategies, as set forth in the Prospectuses and Statements of Additional Information relating to the Funds.

--------------------------------------------------------------------------------
                      NIFTY FIFTY
------------------ -------------------------------------------------------------
 Investment         Long-term growth of capital.
 Objective

------------------ -------------------------------------------------------------
 Principal          The Fund seeks to achieve its investment objective by
 Investment         concentrating its investments in securities selected from a
 Strategies         list of approximately 50 different securities that the
                    adviser believes represent the best potential to achieve long-term growth of capital.

                    Under normal circumstances, the Fund expects to invest at least 75% of its assets in common stocks of high-quality growth companies defined by the adviser generally as seasoned companies with at least $50 million in annual net revenue and demonstrated earning power at the time of investment.

                    The adviser uses a bottom-up stock selection process that looks for companies that it believes have consistent, substantial earnings growth, strong management with a commitment to shareholders, financial strength and favorable long-term outlooks. Generally, these will be larger capitalization companies. At September 30, 2006, the market capitalization of the issuers in which the Fund was invested ranged from $2.9 billion to $139.2 billion.

                    Generally, stocks are sold when the characteristics and factors used to select a security change, such as a reduction in the expected earnings growth rate, a loss of competitive advantage or the security has appreciated to the point where it is no longer attractive.

                    In pursuit of its investment objective, the Fund may invest a significant portion of its assets in one or more sectors of the equity securities market, such as technology, healthcare, natural resources, etc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   CAPITAL GROWTH
------------------ -------------------------------------------------------------
 Investment         Long-term capital appreciation.
 Objective

------------------ -------------------------------------------------------------
 Principal          Under normal circumstances, the Fund invests at least 80% of
 Investment         its assets in common stocks that, at the time of initial
 Strategies         purchase, have market capitalizations similar to the range of companies included in the Russell 1000(R) Growth Index.
                    As of September 30, 2006, the market capitalization range of companies included in the Russell 1000(R) Growth Index was $1.2 billion to $398.9 billion. At September 30, 2006, the market capitalization of the issuers in which the Fund was invested ranged from $1.9 billion to $398.9 billion.

                    The subadviser's approach to equity management is process driven, applying quantitative analytics combined with a fundamental overlay to provide consistent, superior performance results. Based on internal research and extensive academic studies, the subadviser focuses on those companies exhibiting improving fundamentals, attractive valuations and increasing investor interest.

                    Stocks may be sold if the ranking from the multi-factor model deteriorates or if there is deterioration in a company's fundamentals and outlook.

--------------------------------------------------------------------------------


         The investment strategies for Nifty Fifty are similar to those for Capital Growth, but there are differences. Nifty Fifty concentrates its investments in securities selected from a list of approximately 50 different securities that its subadviser believes represent the best potential to achieve long-term growth of capital. Capital Growth does not have a similar investment limitation and therefore may hold a greater number of securities than Nifty Fifty at any given time. As part of its investment strategy, Nifty Fifty may invest a significant portion of its assets in one or more sectors of the equity securities market. Because Capital Growth may select from a wider universe of securities, it is less likely than Nifty Fifty to invest a significant portion of its assets in one or more sectors of the equity securities market. Capital Growth normally invests at least 80% of its assets in common stocks that, at the time of initial purchase, have market capitalizations similar to the range of companies included in the Russell 1000(R) Growth Index. Although Nifty Fifty generally invests in the securities of larger capitalization companies, it is not required to do so. Consequently, at any given time, the capitalizations of the companies owned by Nifty Fifty may not be as broad as those of the companies owned by Capital Growth.

         The principal risks of investing in Capital Growth are substantially similar to those of investing in Nifty Fifty. They include:

o Market risk - the Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings.

o Market capitalization risk - investments primarily in issuers in one market capitalization category (large, medium or small) carry the risk that due to current market conditions that category may be out of favor; investments in medium and small capitalization companies may be subject to special risks which cause them to be subject to greater price volatility and more significant declines in market downturns than securities of larger companies; investments in small capitalization companies may be subject to more risk than investments in medium capitalization companies.

o Investment style risk - different investment styles such as growth or value investing tend to shift in or out of favor, depending on market and economic conditions as well as investor sentiment.

         Nifty Fifty and Capital Growth may employ defensive investment strategies when, in the belief of the adviser or the subadviser, as the case may be, adverse market conditions warrant doing so. Under such circumstances, Nifty Fifty may hold all or part of its assets in cash and short-term money market instruments; while Capital Growth may invest in fixed income securities with or without warrants or conversion features and hold cash or invest, without limit, in cash equivalents. These strategies, which would be employed only in seeking to avoid losses, are inconsistent with the Funds' principal investment objectives and strategies, and could result in lower returns and loss of market opportunities.

         For a detailed discussion of the Funds' risks, see the section entitled "Risks" below.

         The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectuses and Statements of Additional Information of the Funds.

         Because Nifty Fifty and Capital Growth have identical investment objectives and similar investment strategies, it is not anticipated that the securities held by Nifty Fifty will be sold in significant amounts in order to comply with the policies and investment practices of Capital Growth in connection with the Reorganization. If any such sales occur, the transaction costs will be borne by Capital Growth. Such costs are ultimately borne by the Fund's shareholders.

HOW DO THE FUNDS' FEES AND EXPENSES COMPARE?

         Nifty Fifty and Capital Growth each offers three classes of shares (Class A, Class B and Class C). You will not pay any initial or deferred sales charge in connection with the Reorganization.

         The following tables allow you to compare the various fees and expenses that you may pay for buying and holding Class A, Class B and Class C shares of each of the Funds. The columns entitled "Capital Growth (Pro Forma)" show you what fees and expenses are estimated to be assuming the Reorganization takes place.

         The amounts for the Class A, Class B and Class C shares of Nifty Fifty and Capital Growth set forth in the following tables and in the examples are based on the expenses for the twelve month periods ended December 31, 2005 and October 31, 2005, respectively. The amounts for Class A, Class B and Class C shares of Capital Growth (Pro Forma) set forth in the following tables and in the examples are based on what the estimated expenses of Capital Growth would have been for the twelve month period ended April 30, 2006, assuming the Reorganization had taken place on May 1, 2005. The amounts for Class C shares of Capital Growth are based on the fees and expenses of Class B shares of Capital Growth as adjusted to reflect the difference in fees and expenses between Class C and Class B shares.

    Shareholder Fees (fees paid directly from your investment)
    ----------------------------------------------------------

--------------------------------------------------------------------
                                                          CAPITAL
                                 NIFTY       CAPITAL      GROWTH
                                 FIFTY       GROWTH     (PRO FORMA)
                                Class A      Class A      Class A
                                -------      -------      -------
----------------------------- ------------ ------------ ------------
Maximum Sales Charge (Load)      5.75%        5.75%        5.75%
Imposed on Purchases (as
a percentage of offering
price)
----------------------------- ------------ ------------ ------------
Maximum Deferred Sales          None(a)      None(a)      None(a)
Charge (Load) (as a
percentage of the lesser of
the value redeemed or the
amount invested)
----------------------------- ------------ ------------ ------------
Maximum Sales Charge (Load)      None         None         None
Imposed on Reinvested
Dividends
----------------------------- ------------ ------------ ------------
Redemption Fee                   None         None         None
----------------------------- ------------ ------------ ------------
Exchange Fee                     None         None         None
--------------------------------------------------------------------

--------------------------------------------------------------------
                                                          CAPITAL
                                 NIFTY       CAPITAL      GROWTH
                                 FIFTY       GROWTH     (PRO FORMA)
                                Class B      Class B      Class B
                                -------      -------      -------
----------------------------- ------------ ------------ ------------
Maximum Sales Charge (Load)      None         None         None
Imposed on Purchases (as
a percentage of offering
price)
----------------------------- ------------ ------------ ------------
Maximum Deferred Sales          5.00%(b)     5.00%(b)     5.00%(b)
Charge (Load) (as a
percentage of the lesser of
the value redeemed or the
amount invested)
----------------------------- ------------ ------------ ------------
Maximum Sales Charge (Load)      None         None         None
Imposed on Reinvested
Dividends
----------------------------- ------------ ------------ ------------
Redemption Fee                   None         None         None
----------------------------- ------------ ------------ ------------
Exchange Fee                     None         None         None
--------------------------------------------------------------------

--------------------------------------------------------------------
                                                          CAPITAL
                                 NIFTY       CAPITAL      GROWTH
                                 FIFTY       GROWTH     (PRO FORMA)
                                Class C      Class C      Class C
                                -------      -------      -------
----------------------------- ------------ ------------ ------------
Maximum Sales Charge (Load)      None         None         None
Imposed on Purchases (as
a percentage of offering
price)
----------------------------- ------------ ------------ ------------
Maximum Deferred Sales          1.00%(c)     1.00%(c)     1.00%(c)
Charge (Load) (as a
percentage of the lesser of
the value redeemed or the
amount invested)
----------------------------- ------------ ------------ ------------
Maximum Sales Charge (Load)      None         None         None
Imposed on Reinvested
Dividends
----------------------------- ------------ ------------ ------------
Redemption Fee                   None         None         None
----------------------------- ------------ ------------ ------------
Exchange Fee                     None         None         None
--------------------------------------------------------------------

    Fees and Expenses (as a percentage of average daily net assets)
    ---------------------------------------------------------------

--------------------------------------------------------------------
                                                          CAPITAL
                                 NIFTY       CAPITAL      GROWTH
                                 FIFTY       GROWTH     (PRO FORMA)
                                Class A      Class A      Class A
                                -------      -------      -------
----------------------------- ------------ ------------ ------------
Management Fees                  0.87%        0.70%        0.70%
----------------------------- ------------ ------------ ------------
Distribution and                 0.25%(d)     0.25%(d)     0.25%(d)
Shareholder Servicing
(12b-1) Fees
----------------------------- ------------ ------------ ------------
Other Expenses                   0.60%(e)     0.43%(e)     0.41%
----------------------------- ------------ ------------ ------------
Total Annual Fund                1.71%        1.38%        1.36%
Operating Expenses
Before Expense Waiver
----------------------------- ------------ ------------ ------------
Expense Waiver                  (0.11)%(g)     N/A          N/A
----------------------------- ------------ ------------ ------------
Total Annual Fund                1.60%         N/A          N/A
Operating Expenses After
Expense Waiver
--------------------------------------------------------------------

--------------------------------------------------------------------
                                                          CAPITAL
                                 NIFTY       CAPITAL      GROWTH
                                 FIFTY       GROWTH     (PRO FORMA)
                                Class B      Class B      Class B
                                -------      -------      -------
----------------------------- ------------ ------------ ------------
Management Fees                  0.87%        0.70%        0.70%
----------------------------- ------------ ------------ ------------
Distribution and                 1.00%(d)     1.00%(d)     1.00%(d)
Shareholder Servicing
(12b-1) Fees
----------------------------- ------------ ------------ ------------
Other Expenses                   0.60%(e)     0.43%(e)     0.41%
----------------------------- ------------ ------------ ------------
Total Annual Fund                2.46%        2.13%        2.11%
Operating Expenses
Before Expense Waiver
--------------------------------------------------------------------
Expense Waiver                  (0.11)%(g)     N/A          N/A
----------------------------- ------------ ------------ ------------
Total Annual Fund                2.35%         N/A          N/A
Operating Expenses After
Expense Waiver
--------------------------------------------------------------------

--------------------------------------------------------------------
                                                          CAPITAL
                                 NIFTY       CAPITAL      GROWTH
                                 FIFTY       GROWTH     (PRO FORMA)
                                Class C      Class C      Class C
                                -------      -------      -------
----------------------------- ------------ ------------ ------------
Management Fees                  0.87%        0.70%        0.70%
----------------------------- ------------ ------------ ------------
Distribution and                 1.00%(d)     1.00%(d)     1.00%(d)
Shareholder Servicing
(12b-1) Fees
----------------------------- ------------ ------------ ------------
Other Expenses                   0.60%(e)     0.43%(e,f)   0.41%
----------------------------- ------------ ------------ ------------
Total Annual Fund                2.46%        2.13%        2.11%
Operating Expenses
Before Expense Waiver
----------------------------- ------------ ------------ ------------
Expense Waiver                  (0.11)%(g)     N/A          N/A
----------------------------- ------------ ------------ ------------
Total Annual Fund                2.35%         N/A          N/A
Operating Expenses After
Expense Waiver
--------------------------------------------------------------------

(a) A contingent deferred sales charge of 1% may apply on certain redemptions made within one year following purchases on which a finder's fee has been paid. The one-year period begins on the last day of the month preceding the month in which the purchase was made.

(b) The maximum deferred sales charge is imposed on Class B shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(c) The deferred sales charge is imposed on Class C shares redeemed during the first year only.

(d) Distribution and Shareholder Servicing Fees represent an asset-based sales charge that, for a long-term shareholder, over time may be higher than the maximum front-end sales charge permitted by the NASD. Under a Services Agreement, each class of shares of Nifty Fifty pays a continuing service fee to service providers in an amount equal to 0.25% per annum of the Fund's average daily net assets.

(e) Restated to reflect current fee structure.

(f) Based on estimated amounts for the current year.

(g) The Fund's financial agent, Phoenix Equity Planning Corporation, has contractually agreed to waive a portion of its financial agent fee (excluding interest, taxes and extraordinary expenses) through April 30, 2007, so that other operating expenses do not exceed 0.50% of the first $50 million of the average daily net assets, which rate would be reduced at higher levels of net assets. Total Annual Fund Operating Expenses, after waiver of administration fees and restatement to reflect current fee structure, were 1.60% for Class A Shares, 2.35% for Class B Shares and 2.35% for Class C Shares. The financial agent will not seek to recapture any operating expenses reimbursed under this arrangement.

         The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in Nifty Fifty versus Capital Growth and Capital Growth (Pro Forma), assuming the Reorganization takes place. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The following tables also assume that total annual operating expenses remain the same and that all contractual expense waivers remain in effect for the periods indicated only. The examples are for illustration only, and your actual costs may be higher or lower.

         Examples of Fund Expenses

-------------------------------------------------------------------------------------------------------------------
                                                                         Class A

                                          One Year           Three Years          Five Years           Ten Years
                                          --------           -----------          ----------           ---------

  NIFTY FIFTY                               $728               $1,073               $1,440              $2,470

  CAPITAL GROWTH                            $707                $987                $1,287              $2,137

  CAPITAL GROWTH (PRO FORMA)                $705                $980                $1,275              $2,111
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                         Class B

                                          One Year           Three Years          Five Years           Ten Years
                                          --------           -----------          ----------           ---------

  NIFTY FIFTY                               $638                $956                $1,301              $2,603

  CAPITAL GROWTH                            $616                $867                $1,144              $2,271

  CAPITAL GROWTH (PRO FORMA)                $614                $859                $1,132              $2,245
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                         Class C

                                          One Year           Three Years          Five Years           Ten Years
                                          --------           -----------          ----------           ---------

  NIFTY FIFTY                               $338                $756                $1,301              $2,788

  CAPITAL GROWTH                            $316                $667                $1,144              $2,462

  CAPITAL GROWTH (PRO FORMA)                $314                $659                $1,132              $2,437
-------------------------------------------------------------------------------------------------------------------

         You would pay the following expenses if you did not redeem your shares:

-------------------------------------------------------------------------------------------------------------------
                                                                         Class B

                                          One Year           Three Years          Five Years           Ten Years
                                          --------           -----------          ----------           ---------

  NIFTY FIFTY                               $238                $756                $1,301              $2,603

  CAPITAL GROWTH                            $216                $667                $1,144              $2,462

  CAPITAL GROWTH (PRO FORMA)                $214                $659                $1,132              $2,245
-------------------------------------------------------------------------------------------------------------------


                                       14

-------------------------------------------------------------------------------------------------------------------
                                                                         Class C

                                          One Year           Three Years          Five Years           Ten Years
                                          --------           -----------          ----------           ---------

  NIFTY FIFTY                               $238                $756                $1,301              $2,788

  CAPITAL GROWTH                            $216                $667                $1,144              $2,462

  CAPITAL GROWTH (PRO FORMA)                $214                $659                $1,132              $2,462
-------------------------------------------------------------------------------------------------------------------

HOW DO THE FUNDS' PERFORMANCE RECORDS COMPARE?

         The following charts show how the Class A shares of each Fund has performed in the past. In four out of the last ten calendar years, the Class A shares of Capital Growth have outperformed the Class A shares of Nifty Fifty, while the Class A shares of Nifty Fifty outperformed the Class A shares of Capital Growth in the remaining six calendar years. Also, the before-tax returns for Class A shares of Capital Growth were greater than the before tax-returns for Class A shares of Nifty Fifty for the 5-year period ended December 31, 2005, while the before-tax returns for Class A shares of Nifty Fifty were greater than the before-tax returns for Class A shares of Capital Growth for the one- and ten-year periods ended December 31, 2005. Each of Capital Growth and Nifty Fifty underperformed their benchmarks for the one-, five- and ten-year periods ended December 31, 2005. Past performance, before and after taxes, is not an indication of future results.

         Year-by-Year Total Return (%)
         -----------------------------

         The charts below show the percentage gain or loss for the Class A shares of Nifty Fifty and Capital Growth for the last ten calendar years.

         These charts should give you a general idea of the risks of investing in each Fund by showing how the Fund's return, as applicable, has varied from year-to-year. These charts include the effects of fund expenses. Each Fund's average annual returns in the charts below do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. Each Fund can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart. Effective June 28, 2006, Harris Investment Management, Inc. became Capital Growth's subadviser; therefore, the performance information shown below is attributable to Capital Growth's former subadviser.


                                   NIFTY FIFTY

                                [GRAPHIC OMITTED]
                     CALENDAR YEAR          ANNUAL RETURN (%)
                         1996                    26.53%
                         1997                    19.23%
                         1998                    35.13%
                         1999                    32.47%
                         2000                   -18.75%
                         2001                   -36.97%
                         2002                   -32.36%
                         2003                    31.44%
                         2004                     5.26%
                         2005                     3.79%

                         High Quarter: 4th - 1998 30.70%
                         Low Quarter: 1st - 2001 -30.71%
         Year-to-date performance (through September 30, 2006) is -5.39%

                                 CAPITAL GROWTH

                                [GRAPHIC OMITTED]
                     CALENDAR YEAR          ANNUAL RETURN (%)
                         1996                    14.68%
                         1997                    23.30%
                         1998                    29.65%
                         1999                    29.01%
                         2000                   -18.14%
                         2001                   -35.18%
                         2002                   -25.41%
                         2003                    25.76%
                         2004                     4.69%
                         2005                     3.46%

                         High Quarter: 4th - 1999 26.66%
                         Low Quarter: 3rd - 2001 -29.53%
        Year-to-date performance (through September 30, 2006) is -1.16%

         The next set of tables lists the average annual total return by class of the Funds for the past one-, five- and ten-years (through December 31, 2005). The after-tax returns shown are for Class A shares of Nifty Fifty and Capital Growth; after-tax returns for other classes of the Funds will vary. These tables include the effects of sales charges (where applicable) and fund expenses and are intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with an appropriate widely recognized index of securities and a more narrowly based benchmark that reflects the market sectors in which the respective Fund invests, descriptions of which can be found following the tables. An index does not reflect fees, expenses or any taxes. It is not possible to invest directly in an index.

      Average Annual Total Return (for the period ended 12/31/2005)(1)
      ----------------------------------------------------------------
    ----------------------------------------------------------------------------
                                      1 Year         5 Years        10 Years
                                      Ended          Ended          Ended
    NIFTY FIFTY                      12/31/05        12/31/05       12/31/05
    -----------                      --------        --------       --------
    ---------------------------- --------------- --------------- ---------------
    Class A shares
    ---------------------------- --------------- --------------- ---------------
     Return Before Taxes              -2.18%         -10.41%          2.39%
    ---------------------------- --------------- --------------- ---------------
     Return After Taxes on            -2.18%         -10.46%          1.36%
     Distributions(2)
    ---------------------------- --------------- --------------- ---------------
     Return After Taxes on            -1.42%          -8.55%          1.94%
     Distributions and Sale of
     Fund Shares(2)(3)
    ---------------------------- --------------- --------------- ---------------
    Class B shares
    ---------------------------- --------------- --------------- ---------------
     Return Before Taxes              -0.95%         -10.03%          2.23%
    ----------------------------------------------------------------------------
    Class C shares
    ---------------------------- --------------- --------------- ---------------
     Return Before Taxes               3.05%         -10.02%          2.23%
    ---------------------------- --------------- --------------- ---------------
    S&P 500(R) Index                   4.93%           0.55%          9.12%
    ---------------------------- --------------- --------------- ---------------
    Russell 1000(R) Growth Index       5.26%          -3.58%          6.73%
    ----------------------------------------------------------------------------

    ----------------------------------------------------------------------------
                                      1 Year         5 Years        10 Years
                                      Ended          Ended          Ended
    CAPITAL GROWTH                   12/31/05        12/31/05       12/31/05
    --------------                   --------        --------       --------
    ---------------------------- --------------- --------------- ---------------
    Class A shares
    ---------------------------- --------------- --------------- ---------------
     Return Before Taxes              -2.49%          -9.10%          1.85%
    ---------------------------- --------------- --------------- ---------------
     Return After Taxes on            -2.56%          -9.12%          0.13%
     Distributions(2)
    ---------------------------- --------------- --------------- ---------------
     Return After Taxes on            -1.51%          -7.49%          1.04%
     Distributions and Sale of
     Fund Shares(2)(3)
    ---------------------------- --------------- --------------- ---------------
    Class B shares
    ---------------------------- --------------- --------------- ---------------
     Return Before Taxes              -1.27%          -8.71%          1.69%
    ---------------------------- --------------- --------------- ---------------
    S&P 500(R) Index                   4.93%           0.55%          9.12%
    ---------------------------- --------------- --------------- ---------------
    Russell 1000(R) Growth Index       5.26%          -3.58%          6.73%
    ----------------------------------------------------------------------------

         (1) The Fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the Fund's Class A shares and a full redemption in the Fund's Class B and Class C shares.

         (2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

         (3) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

                           ---------------------------

         The S&P 500(R) Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The Russell 1000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. Both the S&P 500(R) Index and the Russell 1000(R) Growth Index are calculated on a total-return basis with dividends reinvested. Each index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

         For a detailed discussion of the manner of calculating total return, please see the Funds' Statements of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders' accounts.

         Important information about Capital Growth is also contained in management's discussion of Capital Growth's performance, which appears in the most recent Annual Report of Series Fund relating to Capital Growth.

WHO WILL BE THE ADVISER AND SUBADVISER OF MY FUND AFTER THE REORGANIZATION? WHAT WILL THE ADVISORY AND SUBADVISORY FEES BE AFTER THE REORGANIZATION?

         Management of the Funds
         -----------------------

         The overall management of Nifty Fifty and Capital Growth is the responsibility of, and is supervised by, the Boards of Trustees of Investment Trust and Series Fund, respectively.

         Adviser
         -------

         Phoenix Investment Counsel, Inc. (the "Adviser" or "PIC") is the investment adviser for Capital Growth and is responsible for managing the Fund's investment program. The Adviser selects and pays the fees of the Subadviser to manage Capital Growth and monitors the Subadviser's management of Capital Growth.

         Facts about the Adviser:
         -----------------------------------------------------------------------

         o The Adviser is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. and has acted as an investment adviser for over 70 years.

         o The Adviser acts as the investment adviser for over 60 mutual funds and as adviser to institutional clients, with assets under management of approximately $29.4 billion as of June 30, 2006.

         o The Adviser is located at 56 Prospect Street, Hartford, Connecticut 06115.
         -----------------------------------------------------------------------

         Subadviser
         ----------

         Harris Investment Management, Inc. ("Harris") is the subadviser to Capital Growth. Pursuant to a Subadvisory Agreement with the Adviser, Harris is responsible for the day-to-day management of the Fund's portfolio.

         Facts about Harris:
         -----------------------------------------------------------------------

         o Harris is an indirect, wholly-owned subsidiary of Bank of Montreal, a publicly traded Canadian banking institution.

         o  Harris has been an investment adviser since 1989.

         o Harris serves as investment adviser to institutional portfolios and had approximately $17.7 billion in assets under management as of June 30, 2006.

         o Harris is located at 190 South LaSalle Street, 4th Floor, P.O. Box 755, Chicago, Illinois 60603.
         -----------------------------------------------------------------------


         Capital Growth and the Adviser have received an exemptive order from the Securities and Exchange Commission that permits the Adviser, subject to certain conditions, and without the approval of shareholders, to: (a) employ a new unaffiliated subadviser for a fund pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.

         Portfolio Management
         --------------------

         The following individuals are the members of the team of investment professionals primarily responsible for the day-to-day management of Capital Growth.

         T. ANDREW JANES, JD, CFA. Mr. Janes has served as lead portfolio manager of the Fund since June 2006. Mr. Janes is a Partner and Equity Portfolio Manager at Harris. Prior to joining Harris in 1999, he was a Fund Manager and Senior Portfolio Manager for an Ohio-based financial institution. Mr. Janes has 20 years of investment management experience.


         DANIEL L. SIDO. Mr. Sido has served as a portfolio manager of the Fund since June 2006. Mr. Sido is a Senior Partner and Portfolio Manager at Harris. Prior to joining Harris in 1994, he was a portfolio manager for a St. Louis investment management company, managing equity and fixed income portfolios. Mr. Sido has 23 years of investment management experience.

         MARK E. WIMER, CFA. Mr. Wimer has served as a portfolio manager of the Fund since June 2006. Mr. Wimer is a Principal and Portfolio Manager at Harris. Prior to joining Harris in 2006, he was Director of Quantitative Research at an international financial services institution. Mr. Wimer has 11 years of investment management experience.

         Advisory Fees
         -------------

         For its management and supervision of the daily business affairs of Capital Growth, the Adviser is entitled to receive a monthly fee that is accrued daily at the annual rate of 0.70% of the first $1 billion of such assets, plus 0.65% of such assets over $1 billion up to $2 billion, plus 0.60% of such assets over $2 billion.

         Subadvisory Fees
         ----------------

         Under the terms of the Subadvisory Agreement, Harris is paid by the Adviser for providing subadvisory services to Capital Growth. Capital Growth does not pay a fee to Harris. The Adviser pays Harris a subadvisory fee of 50% of the gross investment management fee.

WHAT WILL BE THE PRIMARY FEDERAL TAX CONSEQUENCES OF THE REORGANIZATION?

         Prior to or at the completion of the Reorganization, Nifty Fifty and Capital Growth will have received an opinion from the law firm of McDermott Will & Emery LLP that the Reorganization contemplated by the Plan shall, for federal income tax purposes, qualify as a tax-free reorganization described in section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that Nifty Fifty and Capital Growth each will be a "party to a reorganization," within the meaning of section 368(b) of the Code.

         As a result, for federal income tax purposes, no gain or loss will be recognized by Nifty Fifty or its shareholders as a result of receiving shares of Capital Growth in connection with the Reorganization. The holding period and aggregate tax basis of the shares of Capital Growth that are received by the shareholders of Nifty Fifty will be the same as the holding period and aggregate tax basis of the shares of Nifty Fifty previously held by such shareholders, provided that such shares of Nifty Fifty are held as capital assets. In addition, no gain or loss will be recognized by Capital Growth upon the receipt of the assets of Nifty Fifty in exchange for shares of Capital Growth and the assumption by Capital Growth of Nifty Fifty's liabilities, and the holding period and tax basis of the assets of Nifty Fifty in the hands of Capital Growth as a result of the Reorganization will be the same as in the hands of Nifty Fifty immediately prior to the Reorganization.

                                      RISKS

ARE THE RISK FACTORS FOR THE FUNDS SIMILAR?

         Yes. The risk factors are substantially similar due to the identical investment objectives and similar investment policies of Nifty Fifty and Capital Growth. The risks of Capital Growth are described in greater detail in that Fund's Prospectus.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN EACH FUND?

         An investment in each Fund is subject to certain risks. There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment objectives. The following tables and discussions highlight the primary risks associated with investment in each of the Funds.

--------------------------------------------------------------------------------
                         Each of the Funds is subject to MARKET RISK.
----------------------- --------------------------------------------------------
NIFTY FIFTY              Normally invests at least 75% of its assets in common
                         stocks.
----------------------- --------------------------------------------------------
CAPITAL GROWTH           Normally invests at least 80% of its assets in common
                         stocks.
--------------------------------------------------------------------------------

         The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by the Fund's subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Fund could also miss attractive investment opportunities if its subadviser underweights fixed income markets or industries where there are significant returns, and could lose value if the subadviser overweights fixed income markets or industries where there are significant declines.

--------------------------------------------------------------------------------
                         Each of the Funds is subject to MARKET CAPITALIZATION
                         RISK.
----------------------- --------------------------------------------------------
NIFTY FIFTY              Normally invests its assets in common stocks of larger
                         capitalization companies.
----------------------- --------------------------------------------------------
CAPITAL GROWTH           Normally invests its assets in common stocks that, at
                         the time of purchase, have market capitalizations
                         similar to the range of companies in the Russell
                         1000(R) Growth Index.
--------------------------------------------------------------------------------

         Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

--------------------------------------------------------------------------------
                         Each of the Funds is subject to INVESTMENT STYLE RISK.
----------------------- --------------------------------------------------------
NIFTY FIFTY              Normally invests its assets in common stocks of
                         high-quality growth companies.
----------------------- --------------------------------------------------------
CAPITAL GROWTH           Normally invests its assets in growth stocks.
--------------------------------------------------------------------------------

         Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different investment style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value-oriented funds will typically underperform when growth investing is in favor.

ARE THERE ANY OTHER RISKS OF INVESTING IN EACH FUND?

         Nifty Fifty concentrates its investments in securities selected from a list of approximately 50 different securities that its adviser believes represent the best potential to achieve long-term growth of capital. Capital Growth does not employ a similar investment strategy. An investment in a fund that concentrates its investments in a limited number of issuers entails greater risk than an investment in a fund that invests more broadly. A Fund may be especially vulnerable to financial, economic, political or other developments affecting those issuers. As a result, the Fund's shares may fluctuate more widely in value than those of a fund investing more broadly.

                      INFORMATION ABOUT THE REORGANIZATION

REASONS FOR THE REORGANIZATION

         The Reorganization is part of a restructuring designed to eliminate the offering of overlapping funds with similar investment objectives and similar investment strategies within the Phoenix Funds complex, while simultaneously creating economies of scale for the surviving funds that are intended to lower fund expenses. The proposed Reorganization will allow shareholders of Nifty Fifty to own a fund that is similar in style, but with a greater amount of assets. The Reorganization should create better efficiencies for the portfolio management team and perhaps lower fees for Capital Growth.

         At a regular meeting held on August 23-24, 2006, all of the Trustees of Investment Trust on behalf of Nifty Fifty, including the Disinterested
Trustees, considered and approved the Reorganization as set forth in the Plan. They determined that the Reorganization was in the best interests of Nifty Fifty and its shareholders, and that the interests of existing shareholders of Nifty Fifty will not be diluted as a result of the transactions contemplated by the Reorganization.

         Before approving the Plan, the Trustees evaluated extensive information provided by the management of the Funds and reviewed various factors about the Funds and the proposed Reorganization. The Trustees noted that Capital Growth has an identical investment objective and similar investment strategies as Nifty Fifty. The Trustees also noted that Harris Investment Management, Inc. had assumed management of Capital Growth in June 2006 and that Harris had a strong reputation as an equity manager. In addition, on a pro forma basis after the Reorganization, total operating expenses of Capital Growth are anticipated to be lower than those of Nifty Fifty.

         The Trustees considered the relative asset size of each Fund, including the benefits of Nifty Fifty joining with a larger entity. As of September 30, 2006, Nifty Fifty's net assets were approximately $42.1 million and Capital Growth's net assets were approximately $492.2 million.

         In addition, the Trustees considered, among other things:

o   the terms and conditions of the Reorganization;

o the fact that the Reorganization would not result in the dilution of shareholders' interests;

o the fact that the management fee of Capital Growth is lower, and total expenses of Capital Growth will be lower than those of Nifty Fifty;

o the fact that Nifty Fifty and Capital Growth have identical investment objectives and similar principal investment strategies;

o the fact that Nifty Fifty will bear the expenses incurred by the Funds in connection with the Reorganization;

o the benefits to shareholders, including operating efficiencies, which may be achieved from combining the Funds;

o   the fact that Capital Growth will assume all of the liabilities of Nifty
    Fifty;

o the fact that the Reorganization is expected to be a tax-free transaction for federal income tax purposes; and

o alternatives available to shareholders of Nifty Fifty, including the ability to redeem their shares.

         During their consideration of the Reorganization, the Trustees of Investment Trust consulted with counsel to the Disinterested Trustees as appropriate.

         After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of Investment Trust concluded that the proposed Reorganization would be in the best interests of Nifty Fifty and its shareholders. Consequently, they approved the Plan and directed that the Plan be submitted to shareholders of Nifty Fifty for approval.


         The Trustees of Series Fund have also approved the Plan on behalf of Capital Growth.

AGREEMENT AND PLAN OF REORGANIZATION

         The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Proxy Statement).

         The Plan provides that all of the assets of Nifty Fifty will be acquired by Capital Growth in exchange for Class A, Class B and Class C shares of Capital Growth and the assumption by Capital Growth of all of the liabilities of Nifty Fifty on or about March 9, 2007, or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Nifty Fifty will endeavor to discharge all of its known liabilities and obligations. Nifty Fifty will prepare an unaudited statement of its assets and liabilities as of the Closing Date.


         At or prior to the Closing Date, Nifty Fifty will declare and pay a distribution or distributions that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

         The number of full and fractional shares of each class of Capital Growth to be received by the shareholders of Nifty Fifty will be determined by dividing the net assets of Nifty Fifty by the net asset value of a share of Capital Growth. These computations will take place as of immediately after the close of business on the New York Stock Exchange and after the declaration of any dividends on the Closing Date (the "Valuation Date"). The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

         Phoenix Equity Planning Corporation ("PEPCO"), the administrator for both Funds, will compute the value of each Fund's respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of Capital Growth, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC's Division of Investment Management.

         Immediately after the transfer of its assets to Capital Growth, Nifty Fifty will liquidate and distribute pro rata to the shareholders as of the close of business on the Closing Date the full and fractional shares of Capital Growth received by Nifty Fifty. The liquidation and distribution will be accomplished by the establishment of accounts in the names of Nifty Fifty's shareholders on the share records of Capital Growth or its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Capital Growth due to Nifty Fifty's shareholders. All issued and outstanding shares of Nifty Fifty will be canceled. The shares of Capital Growth to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, Nifty Fifty will be terminated as a series of Investment Trust.

         The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval by Nifty Fifty's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel. Notwithstanding approval of Nifty Fifty's shareholders, the Plan may be terminated (a) by the mutual agreement of Nifty Fifty and Capital Growth; (b) by either Nifty Fifty or Capital Growth if the Reorganization has not occurred on or before March 31, 2007, unless such date is extended by mutual agreement of Nifty Fifty and Capital Growth; or (c) by either party if the other party materially breaches its obligations under the Plan or made a material and intentional misrepresentation in the Plan or in connection with the Plan.

         If the Reorganization is not consummated, PIC or one of its affiliates will pay the expenses incurred by Nifty Fifty and Capital Growth in connection with the Reorganization (including the cost of any proxy soliciting agent). In such event, no portion of the expenses will be borne directly or indirectly by Nifty Fifty, Capital Growth or their shareholders.

         If Nifty Fifty's shareholders do not approve the Reorganization, the Trustees of Investment Trust will consider other possible courses of action in the best interests of Nifty Fifty and its shareholders.

FEDERAL INCOME TAX CONSEQUENCES

         The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368 of the Code. As a condition to the closing of the Reorganization, Nifty Fifty and Capital Growth will receive an opinion from the law firm of McDermott Will & Emery LLP to the effect that, based upon certain facts, assumptions, and representations, the Reorganization contemplated by the Plan will, for federal income tax purposes, qualify as a tax-free reorganization described in section 368(a) of the Code, and that Nifty Fifty and Capital Growth each will be a "party to a reorganization," within the meaning of section 368(b) of the Code.

         As a result:

                    1. No gain or loss will be recognized by Capital Growth upon the receipt of the assets of Nifty Fifty solely in exchange for the shares of Capital Growth and the assumption by Capital Growth of the liabilities of Nifty Fifty;

                    2. No gain or loss will be recognized by Nifty Fifty on the transfer of its assets to Capital Growth in exchange for Capital Growth's shares and the assumption by Capital Growth of the liabilities of Nifty Fifty or upon the distribution of Capital Growth's shares to Nifty Fifty's shareholders in exchange for their shares of Nifty Fifty;

                    3. No gain or loss will be recognized by Nifty Fifty's shareholders upon the exchange of their shares of Nifty Fifty for shares of Capital Growth in liquidation of Nifty Fifty;

                    4. The aggregate tax basis of the shares of Capital Growth received by each shareholder of Nifty Fifty pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Nifty Fifty held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of

                         Capital Growth received by each shareholder of Nifty Fifty will include the period during which the shares of Nifty Fifty exchanged therefor were held by such shareholder (provided that the shares of Nifty Fifty are held as capital assets on the date of the Reorganization); and

                    5. The tax basis of the assets of Nifty Fifty acquired by Capital Growth will be the same as the tax basis of such assets to Nifty Fifty immediately prior to the Reorganization, and the holding period of such assets in the hands of Capital Growth will include the period during which the assets were held by Nifty Fifty.

         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated, but does not qualify as a tax-free reorganization under the Code, Nifty Fifty would recognize gain or loss on the transfer of its assets to Capital Growth and each shareholder of Nifty Fifty would recognize a taxable gain or loss equal to the difference between its tax basis in its Nifty Fifty's shares and the fair market value of the shares of Capital Growth it received.

         As of December 31, 2005, Nifty Fifty had capital loss carryforwards of $76,607,683. Capital Growth's utilization after the Reorganization of any pre-Reorganization losses realized by Nifty Fifty to offset gains realized by Capital Growth could be subject to limitation in future years.

PRO FORMA CAPITALIZATION

         The following table sets forth the capitalization of Nifty Fifty and Capital Growth as of April 30, 2006, and the capitalization of Capital Growth on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.22 Class A shares, 1.18 Class B shares and 1.08 Class C shares of Capital Growth for each Class A, Class B and Class C share, respectively, of Nifty Fifty.

                CAPITALIZATION OF NIFTY FIFTY, CAPITAL GROWTH AND
                          CAPITAL GROWTH (PRO FORMA)(a)
--------------------------------------------------------------------------------
                                                                  CAPITAL GROWTH
                                                                   (PRO FORMA)
                                                                      AFTER
                       NIFTY FIFTY  CAPITAL GROWTH   ADJUSTMENTS  REORGANIZATION
                       -----------  --------------   -----------  --------------
-------------------- -------------- -------------- -------------- --------------
Net Assets

Class A              $41,359,899    $540,839,224                   $582,199,123

Class B               $6,930,581     $10,687,118                    $17,617,699

Class C               $6,506,776             ---                     $6,506,776

Total Net Assets     $54,797,256    $551,526,342                   $606,323,598
-------------------- -------------- -------------- -------------- --------------
Net Asset Value
Per Share

Class A                   $19.02          $15.60                         $15.60

Class B                   $16.93          $14.36                         $14.36

Class C                   $16.93             ---                         $15.60
-------------------- -------------- -------------- -------------- --------------

--------------------------------------------------------------------------------
                                                                  CAPITAL GROWTH
                                                                   (PRO FORMA)
                                                                      AFTER
                       NIFTY FIFTY  CAPITAL GROWTH   ADJUSTMENTS  REORGANIZATION
                       -----------  --------------   -----------  --------------
-------------------- -------------- -------------- -------------- --------------
Shares Outstanding

Class A                2,175,699      34,672,729      475,577(b)     37,324,005

Class B                  409,610         744,340       73,021(b)      1,226,971

Class C                  384,593             ---       32,508(b)        417,101
-------------------- -------------- -------------- -------------- --------------
Total Shares           2,969,902      35,417,069      581,106        38,968,077
Outstanding
--------------------------------------------------------------------------------
  (a) Reflects merger related expenses of $31,185.

  (b) Reflects change in shares outstanding due to issuance of Class A, Class B and Class C shares of Capital Growth in exchange for Class A, Class B and Class C shares, respectively, of Nifty Fifty based upon the net asset value of Capital Growth's Class A, Class B, and Class C shares, respectively, at April 30, 2006.

         The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

DISTRIBUTION OF SHARES

         PEPCO, an affiliate of The Phoenix Companies, Inc. and the sole stockholder of the Adviser, serves as the national distributor of the Funds' shares. PEPCO distributes the Funds' shares either directly or through securities dealers or agents or bank-affiliated securities brokers. Nifty Fifty and Capital Growth are each authorized to issue three classes of shares: Class A, Class B and Class C. Each class of shares has a separate distribution arrangement and bears its own distribution expenses, if any.

         In the proposed Reorganization, shareholders of Nifty Fifty owning Class A, Class B or Class C shares will receive Class A, Class B or Class C shares, respectively, of Capital Growth. Class A shares may pay a sales charge at the time of purchase of up to 5.75% of the offering price. Class A Shares on which a finder's fee has been paid may incur a 1% deferred sales charge if the shares are redeemed within one year of purchase. The one-year period begins on the last day of the month preceding the month in which the purchase was made. Under a Services Agreement, each class of shares of Nifty Fifty pays a continuing service fee to service providers, which may include PIC and PEPCO, in an amount equal to 0.25% per annum of the Fund's average daily net assets. In contrast, Class A shares of Capital Growth are subject to distribution-related fees. A Rule 12b-1 plan has been adopted for the Class A shares of Capital Growth under which the Fund may pay a service fee at an annual rate which may not exceed 0.25% of average daily net assets attributable to the Class. A Rule 12b-1 plan has not been adopted for Class A shares of Nifty Fifty.

         Class B shares are sold without a front-end sales charge and are subject to a 5.00% contingent deferred sale charge ("CDSC") if such shares are redeemed within the first five years of their purchase. For purposes of calculating the CDSC that you may pay when you dispose of any Class B shares acquired as a result of the Reorganization, the length of time you hold shares in Capital Growth will be added to the length of time you held shares in Nifty Fifty. If you acquire Class B shares as a result of the Reorganization, you will continue to be subject to a CDSC upon subsequent redemption to the same extent as if you had continued to hold your shares of Nifty Fifty. Class B shares are also subject to distribution-related fees. A Rule 12b-1 plan has been adopted for the Class B shares of Nifty Fifty and Capital Growth under which the applicable Fund may pay for distribution-related expenses at an annual rate which may not exceed 0.75% and 1.00%, respectively, of average daily net assets attributable to the Class. The 0.25% service fee and 0.75% distribution-related fee paid by Class B shares of Nifty Fifty are the economic equivalent of the 1.00% distribution-related fee paid by Class B shares of Capital Growth. Class B shares automatically convert to Class A shares eight years after their purchase. Class B shares issued to shareholders of Nifty Fifty in connection with the Reorganization will continue to be subject to the CDSC schedule in place at the time of their original purchase.

         Class C shares are sold without a front-end sales charge and are subject to a 1.00% CDSC if such shares are redeemed within one year of purchase. For purposes of calculating the CDSC that you may pay when you dispose of any Class C shares acquired as a result of the Reorganization, the length of time you hold shares in Capital Growth will be added to the length of time you held shares in Nifty Fifty. If you acquire Class C shares as a result of the Reorganization, you will continue to be subject to a CDSC upon subsequent redemption to the same extent as if you had continued to hold your shares of Nifty Fifty. Class C shares are also subject to distribution-related fees. A Rule 12b-1 plan has been adopted for the Class C shares of Nifty Fifty and Capital Growth under which the applicable Fund will be able to pay for distribution-related expenses at an annual rate which may not exceed 0.75% and 1.00%, respectively, of average daily net assets attributable to the Class. The 0.25% service fee and 0.75% distribution-related fee paid by Class C shares of Nifty Fifty are the economic equivalent of the 1.00% distribution-related fee paid by Class C shares of Capital Growth. Class C shares do not convert to any other class of shares. Class C shares issued to shareholders of Nifty Fifty in connection with the Reorganization will continue to be subject to the CDSC schedule in place at the time of their original purchase.

         In connection with the Reorganization, no sales charges are imposed. More detailed descriptions of the Class A, Class B and Class C shares and the distribution arrangements applicable to these classes of shares are contained in the Prospectus and Statement of Additional Information relating to Capital Growth.

PURCHASE AND REDEMPTION PROCEDURES

         Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. For information about minimum purchase requirements, see "Your Account" and "How to Buy Shares" in the Funds' Prospectuses. Each Fund, subject to certain restrictions, provides for telephone or mail redemption of shares at net asset value, less any CDSC, as next determined after receipt of a redemption order on each day the New York Stock Exchange is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the Funds' Prospectuses. Each Fund may involuntarily redeem shareholders' accounts that have a balance below $200 as a result of redemption activity, subject to sixty-days written notice. All investments are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

EXCHANGE PRIVILEGES

         Nifty Fifty and Capital Growth currently offer shareholders identical exchange privileges. Shareholders of each Fund may exchange their shares for shares of a corresponding class of shares of other affiliated Phoenix Funds. Class C shares of the Funds are also exchangeable for Class T shares of those Phoenix Funds offering them.

         On exchanges with corresponding classes of shares that carry a contingent deferred sales charge, the contingent deferred sales charge schedule of the original shares purchased continues to apply. Additional information concerning the Funds' exchange privileges is contained in the Funds' Prospectuses.

DIVIDEND POLICY

         The Funds distribute net investment income semiannually. Both Funds distribute net realized capital gains, if any, at least annually.

         All dividends and distributions of the Funds are paid in additional shares of the respective Fund unless a shareholder has elected to receive distributions in cash. See the Funds' Prospectuses for further information concerning dividends and distributions.

         Each Fund has qualified, and Capital Growth intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders.

                 COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

FORM OF ORGANIZATION

         Nifty Fifty is a series of Investment Trust, a diversified open-end management investment company registered with the SEC under the 1940 Act that was originally organized under Massachusetts law in 1986 as a business trust and was reorganized as a Delaware statutory trust in February 2001. Capital Growth is a series of Series Fund, a diversified open-end management investment company registered with the SEC under the 1940 Act that was organized under Massachusetts law in 1958 as a business trust and was reorganized as a Delaware statutory trust in November 2000. Investment Trust and Series Fund are governed by their respective Agreements and Declarations of Trust ("Declarations of Trust") and By-Laws, a Board of Trustees, and applicable Delaware law. Investment Trust and Series Fund are each organized as a "series company" as that term is used in Rule 18f-2 under the 1940 Act. The series of Series Fund currently consist of Capital Growth and five other mutual funds of various asset classes, while Investment Trust consists of Nifty Fifty and two other mutual funds of various asset classes.

CAPITALIZATION

         The beneficial interests in Investment Trust and Series Fund are represented by an unlimited number of transferable shares of beneficial interest, no par value, of one or more series. The Declaration of Trust of each of Investment Trust and Series Fund permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.


         Shares of Nifty Fifty and Capital Growth are offered in three classes (Class A, Class B and Class C). Shares of the classes of each Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees, as applicable. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Fund. Shareholders of each Fund vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class.

SHAREHOLDER LIABILITY

         Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that Investment Trust or Series Fund or a shareholder of Investment Trust or Series Fund is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of Investment Trust or Series Fund, as the case may be, to liability. To guard against this risk, the Declaration of Trust of each of Investment Trust and Series Fund (a) provides that any written obligation of Investment Trust or Series Fund, as the case may be, may contain a statement that such obligation may only be enforced against the assets of Investment Trust or Series Fund, as the case may be, or the particular series in question and the obligation is not binding upon the shareholders of Investment Trust or Series Fund, as the case may be; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of trust property of any shareholder held personally liable for the obligations of Investment Trust or Series Fund, as the case may be. Accordingly, the risk of a shareholder of Investment Trust or Series Fund incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (1) the court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) Investment Trust or Series Fund, as the case may be, itself is unable to meet its obligations. In light of Delaware law, the nature of each of Investment Trust's and Series Fund's business, and the nature of their assets, the risk of personal liability to a shareholder of Investment Trust or Series Fund is remote.

SHAREHOLDER MEETINGS AND VOTING RIGHTS

         Investment Trust, on behalf of Nifty Fifty, and Series Fund, on behalf of Capital Growth, are not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Investment Trust or Series Fund. In addition, each of Investment Trust and Series Fund is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Neither Investment Trust nor Series Fund currently intends to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Trustees of Investment Trust or Series Fund.

         Except when a larger quorum is required by applicable law or the applicable governing documents, with respect to each of Investment Trust and Series Fund, 33 1/3% of the shares entitled to vote constitutes a quorum for consideration of a matter at a shareholders' meeting. When a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act). A Trustee of Investment Trust or Series Fund may be removed with or without cause at a meeting of shareholders by a vote of two-thirds of the outstanding shares of Investment Trust or Series Fund, as the case may be, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal.

         Under the Declaration of Trust of each of Investment Trust and Series Fund, each shareholder is entitled to one vote for each dollar of net asset value of each share owned by such shareholder and each fractional dollar amount is entitled to a proportionate fractional vote.

         The Declaration of Trust of each of Investment Trust and Series Fund provides that unless otherwise required by applicable law (including the 1940
Act), the Board of Trustees may, without obtaining a shareholder vote: (1) cause Investment Trust or Series Fund, as the case may be, or any series to merge or consolidate with or into, or sell substantially all of its assets to, one or more trusts (or series thereof), partnerships, associations, corporations or other business entities; (2) cause the shares (or any portion thereof) to be exchanged under or pursuant to any state or federal statute; (3) cause the Investment Trust or Series Fund to reorganize under the laws of any state or other political subdivision of the United States; and (4) combine the assets and liabilities held with respect to two or more series or classes into assets and liabilities held with respect to a single series or class. The Trustees of each of Investment Trust and Series Fund may also terminate Investment Trust or Series Fund, as the case may be, a series, or a class of shares upon written notice to the shareholders.

LIQUIDATION

         In the event of the liquidation of Investment Trust or Series Fund, either Fund, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to Investment Trust or Series Fund, the Fund or attributable to the class over the liabilities belonging to Investment Trust or Series Fund, the Fund or attributable to the class. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the dollar value of shares of such Fund or class of the Fund held by them on the date of distribution.

LIABILITY AND INDEMNIFICATION OF TRUSTEES

         Under the Declaration of Trust of each of Investment Trust and Series Fund, a Trustee is generally personally liable only for willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. As provided in the Declaration of Trust and By-Laws of each of Investment Trust and Series Fund, each Trustee of Investment Trust or Series Fund, as the case may be, is entitled to be indemnified against all liabilities and all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her office of Trustee, unless the Trustee (1) shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to Investment Trust or Series Fund, as the case may be, or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office of Trustee (collectively, "disabling conduct") or (2) with respect to any proceeding disposed of without an adjudication by the court or other body before which the proceeding was brought that such Trustee was liable to Investment Trust or Series Fund, as the case may be, or its shareholders by reason of disabling conduct, unless there has been a determination that the Trustee did not engage in disabling conduct. This determination may be made by
(a) the court or other body before which the proceeding was brought, (b) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (c) an independent legal counsel in a written opinion. Investment Trust and Series Fund may also advance money in connection with the preparation and presentation of a defense to any proceeding provided that the Trustee undertakes to repay Investment Trust or Series Fund, as the case may be, if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

         The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust and By-Laws of each of Investment Trust and Series Fund and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, By-Laws and Delaware law directly for more complete information.

           INFORMATION CONCERNING THE MEETING AND VOTING REQUIREMENTS

         This Prospectus/Proxy Statement is being sent to shareholders of Nifty Fifty in connection with a solicitation of proxies by the Trustees of the Investment Trust, to be used at the Special Meeting of Shareholders (the "Meeting") to be held at 2:00 p.m. Eastern time, March 2, 2007, at the offices of Phoenix Investment Partners, Ltd., 56 Prospect Street, Hartford, Connecticut 06103, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Nifty Fifty on or about January 3, 2007.

         The Board of Trustees of Investment Trust has fixed the close of business on December 11, 2006 as the record date (the "Record Date") for determining the shareholders of Nifty Fifty entitled to receive notice of the Meeting and to vote, and for determining the number of shares for which voting instructions may be given, with respect to the Meeting or any adjournment thereof.

         In voting for the Plan, each full share of Nifty Fifty is entitled to one vote and any fractional share is entitled to a fractional vote.

         Proxies may be revoked by mailing a notice of revocation to the Secretary of Investment Trust at the address set forth on the cover page of this Prospectus/Proxy Statement, by executing a superceding proxy by telephone or through the Internet or by attending the Meeting in person and voting your shares. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

         If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement, vote by the Internet or by telephone, or attend in person. Guidelines on voting by mail, by telephone, through the Internet or in person at the Meeting appear on the enclosed proxy card.
         If the enclosed proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named thereon will vote the interests represented by the proxy card in accordance with the instructions marked on the returned proxy card.

         Proxy cards that are properly executed and returned but are not marked with voting instructions will be voted FOR the Plan and FOR any other matters deemed appropriate.

         Thirty-three and one-third percent (33 1/3%) of the outstanding voting shares of Nifty Fifty must be present in person or by proxy to constitute a quorum for the Meeting. Approval of the Plan will require the affirmative vote of the outstanding voting securities of the Nifty Fifty (i.e., the lesser of (i) 67% or more of the eligible votes of Nifty Fifty represented at the meeting if more than 50% of the eligible votes of Nifty Fifty are present in person or by proxy or (ii) more than 50% of the eligible votes of Nifty Fifty).

         The inspectors of election will treat abstentions and "broker non-votes" (i.e., shares held by brokers or nominees, typically in "street name", as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) of shares represented at the Meeting as present for purposes of determining a quorum. In addition, under the rules of the New York Stock Exchange, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may "affect substantially" a shareholder's rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power. As a result, these shares also will be treated as broker non-votes for purposes of proposals that may "affect substantially" a shareholder's rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Meeting). Abstentions and broker non-votes will be treated as shares voted against the Plan.

         In addition to the proxy solicitation by mail, representatives of Investment Trust may solicit proxies by mail, telephone, facsimile, Internet or personal contact. Computershare Fund Services, Inc. has been engaged to assist in the distribution and tabulation of proxies and to assist in the solicitation of proxies. The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures will be paid by Nifty Fifty. The anticipated cost of this proxy solicitation is approximately $5,700 to $17,000, plus expenses. Neither Capital Growth nor its shareholders will bear any costs associated with the Meeting, this proxy solicitation or any adjourned session.

         If shareholders of Nifty Fifty do not vote to approve the Plan, the Trustees of the Investment Trust will consider other possible courses of action in the best interests of Nifty Fifty and its shareholders. If sufficient votes to approve the Plan are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of voting instructions. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

         A shareholder of Nifty Fifty who objects to the proposed Reorganization as set forth in the Plan will not be entitled under either Delaware law or the Declaration of Trust of Investment Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. In addition, if the Reorganization is consummated, shareholders will be free to redeem the shares of Capital Growth that they receive in the transaction at their then-current net asset value. Shares of Nifty Fifty may be redeemed at any time prior to the Reorganization. Shareholders of Nifty Fifty may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares in the Reorganization.

         Investment Trust does not hold annual shareholder meetings. If the Plan is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Investment Trust at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by Investment Trust in a reasonable period of time prior to that meeting.

         The votes of the shareholders of Capital Growth are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

SHAREHOLDER INFORMATION

         The shareholders of Nifty Fifty at the close of business on December 11, 2006 (the "Record Date") will be entitled to be present and vote at the Meeting with respect to shares of Nifty Fifty owned as of the Record Date. As of the Record Date, the total number of shares of Nifty Fifty outstanding was as follows:

                   ----------------------------------------------------------
                                            NUMBER OF SHARES
                                            ----------------
                   ----------------------- ----------------------------------
                    CLASS A                     1,669,714.959

                    CLASS B                      300,515.256

                    CLASS C                      310,013.224
                   ----------------------- ----------------------------------
                    TOTAL                      2,280,243.439
                   ----------------------------------------------------------

         As of the Record Date, the officers and Trustees of Investment Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of Nifty Fifty.

         As of the Record Date, the officers and Trustees of the Series Fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of Capital Growth.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of the Record Date, the beneficial owners or record owners of more than 5% of the shares of Nifty Fifty were as follows:


NIFTY FIFTY


------------------------------------------------------------------------------------------------------------------------------------
                                                                         % OF CLASS OF SHARES OF      % OF CLASS OF SHARES OF
        NAME AND ADDRESS                    CLASS      NO. OF SHARES         PORTFOLIO BEFORE             PORTFOLIO AFTER
                                                                              REORGANIZATION               REORGANIZATION
------------------------------------------------------------------------------------------------------------------------------------
MLPF&S
For the Sole Benefit of its Customers
Attn: Fund Administration                  Class A      472,103.6730              28.27%                        1.75%
4800 Dear Lake Drive East, 3rd Fl.         Class B       51,020.2680              16.98%                        6.20%
Jacksonville, FL 32246-6484                Class C      146,852.0240              47.37%                       46.48%

         As of the Record Date, no person, to the knowledge of Series Fund, owned beneficially or of record more than 5% of the shares of any class of Capital Growth.

                        FINANCIAL STATEMENTS AND EXPERTS

         The Annual Report of Investment Trust relating to Nifty Fifty, for the year ended as of December 31, 2005, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement. The financial statements and financial highlights of Investment Trust relating to Nifty Fifty, for the period indicated therein have been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. The Annual Report of Series Fund relating to Capital Growth, for the year ended as of

October 31, 2005, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement. The financial statements and financial highlights of Series Fund relating to Capital Growth, for the period indicated therein have been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of Capital Growth will be passed upon by Kevin J. Carr, Esq., Vice President and Counsel, The Phoenix Companies, Inc.

                             ADDITIONAL INFORMATION

         Investment Trust and Series Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northeast Regional Office, 3 World Financial Center, Room 4300, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202-2656; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036-3648. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

                                 OTHER BUSINESS

         The Trustees of Investment Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

             THE TRUSTEES OF INVESTMENT TRUST RECOMMEND APPROVAL OF
            THE PLAN AND ANY UNMARKED INVESTMENT PROXY CARDS WILL BE
                     VOTED IN FAVOR OF APPROVAL OF THE PLAN.



December 15, 2006

                                                                       EXHIBIT A


                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION


         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 11th day of December, 2006, by and between Phoenix Series Fund, a Delaware statutory trust (the "Acquiring Trust"), with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of the Phoenix Capital Growth Fund (the "Acquiring Fund"), a separate series of the Acquiring Trust, and Phoenix Investment Trust 06, a Delaware statutory trust (the "Selling Trust"), on behalf of the Phoenix Nifty Fifty Fund (the "Acquired Fund"), a separate series of the Selling Trust.

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         The Acquired Fund is a separate series of the Selling Trust and the Acquiring Fund is a separate series of the Acquiring Trust, each of which is an open-end, registered investment company of the management type. The Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest.

         The Board of Trustees of the Acquiring Trust, including a majority of the Trustees who are not "interested persons" of the Acquiring Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders, and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

         The Board of Trustees of the Selling Trust, including a majority of the Trustees who are not "interested persons" of the Selling Trust, as defined in the 1940 Act, has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.       TRANSACTION

         1.1 Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor:
(i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund's net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").

         1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the Closing Date (collectively, the "Assets").

         1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the Closing Date.

         1.4 Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

         1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund or its Transfer Agent, as defined in paragraph 3.3.

         1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.       VALUATION

         2.1 The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures established by the Acquiring Trust's Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Acquiring Fund.

         2.2 The net asset value of the Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by the Acquiring Trust's Board of Trustees which shall be described in the Acquiring Fund's then-current prospectus and statement of additional information.

         2.3 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's Assets shall be determined by dividing the value of the net assets with respect to the shares of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

         2.4 Phoenix Equity Planning Corporation ("PEPCO") shall make all computations of value, in its capacity as financial agent for the Acquiring Trust.

3.       CLOSING AND CLOSING DATE

         3.1 The Closing Date shall be March 9, 2007, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the "Closing") shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of Phoenix Life Insurance Company, One American Row, Hartford, CT 06115-0480 or at such other time and/or place as the parties may agree.

         3.2 The Selling Trust shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the "Custodian"), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund on the next business day following the Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund's name by its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund's Custodian to the custodian for the Acquiring Fund for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Acquired Fund on the next business day following the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund's portfolio securities and instruments deposited with a "securities depository", as defined in Rule 17f-4 under the 1940 Act. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

         3.3 The Selling Trust shall direct PEPCO (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver on the next business day following the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

         3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

4.       REPRESENTATIONS AND WARRANTIES

         4.1 The Selling Trust, on behalf of the Acquired Fund, represents and warrants as follows:


         (a) The Acquired Fund is duly organized as a series of the Selling Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Selling Trust's Agreement and Declaration of Trust (the "Declaration of Trust") to own all of its assets and to carry on its business as it is now being conducted;

         (b) The Selling Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Selling Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

         (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Selling Trust's Declaration of Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Selling Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or
(ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Selling Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

         (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

         (h) Except as otherwise disclosed in writing to and accepted by the Acquiring Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Selling Trust, on behalf of the Acquired Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Selling Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

         (i) The unaudited Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at June 30, 2006 are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (j) Since June 30, 2006, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

         (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

         (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

         (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Selling Trust, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles; and

         (o) The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the NASD, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

         4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants as follows:

         (a) The Acquiring Fund is duly organized as a series of the Acquiring Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Acquiring Trust's Agreement and Declaration of Trust (the "Trust Instrument") to own all of its assets and to carry on its business as it is now being conducted;

         (b) The Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Trust's Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

         (f) Except as otherwise disclosed in writing to and accepted by the Selling Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquiring Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of the Acquiring Fund's business. The Acquiring Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or the Acquiring Fund's ability to consummate the transactions herein contemplated;

         (g) On the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

         (h) The unaudited financial statements of the Acquiring Fund at April 30, 2006 are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein;

         (i) Since April 30, 2006, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (i), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change;

         (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (k) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains (after reduction for any capital loss carryforward) and has met the diversification requirements of the Code and the regulations thereunder;

         (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

         (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Acquiring Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (n) Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund);

         (o) The information to be furnished by the Acquiring Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and


         (p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.       COVENANTS OF THE SELLING TRUST ON BEHALF OF THE ACQUIRED FUND

         5.1 The Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.


         5.2 The Selling Trust will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

         5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

         5.4 The Acquired Fund shall assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the holders of the Acquired Fund's shares.

         5.5 Subject to the provisions of this Agreement, the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.6 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

         5.7 The Acquired Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

         5.8 The Selling Trust, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Acquiring Trust, on behalf of the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Selling Trust's, on behalf of the Acquired Fund's, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and
(b) the Acquiring Trust's, on behalf of the Acquiring Fund's, title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

6.       COVENANTS OF THE ACQUIRING TRUST ON BEHALF OF THE ACQUIRING FUND

         6.1 The Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

         6.2 Subject to the provisions of this Agreement, the Acquiring Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         6.3 The Acquiring Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

         6.4 The registration statement on Form N-14 (the "Registration Statement") which the Acquiring Fund shall have prepared and filed for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties thereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         6.5 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

         The obligations of the Selling Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Selling Trust's election, to the performance by the Acquiring Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         7.1 All representations and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         7.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Trust, on behalf of the Acquiring Fund on or before the Closing Date; and

         7.3 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request.

8.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Trust's election, to the performance by the Selling Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

         8.1 All representations and warranties of the Selling Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         8.2 The Selling Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Selling Trust;

         8.3. The Selling Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Selling Trust, on behalf of the Acquired Fund, on or before the Closing Date;

         8.4 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed; and

         8.5 The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund's name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Fund shall reasonably request.

9. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

         If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Selling Trust, on behalf of the Acquired Fund, or the Acquiring Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         9.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Selling Trust's Declaration of Trust, applicable Delaware law and the 1940 Act. Notwithstanding anything herein to the contrary, the Selling Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, may not waive the conditions set forth in this paragraph 9.1;

         9.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

         9.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Selling Trust and the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

         9.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

         9.5 The parties shall have received the opinion of McDermott Will & Emery LLP, addressed to the Acquiring Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall, for federal income tax purposes, qualify as a tax free reorganization described in Section 368(a) of the Code. The delivery of such opinion is conditioned upon receipt of representations it shall request of the Acquiring Trust. Notwithstanding anything herein to the contrary, the Acquiring Trust may not waive the condition set forth in this paragraph 9.5.

10.      BROKERAGE FEES AND EXPENSES

         10.1 The Selling Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         10.2 The expenses relating to the proposed Reorganization will be borne by the Acquired Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement on Form N-14, printing and distributing the Acquiring Fund's prospectus/proxy statement, legal fees, accounting fees, and securities registration fees. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

         10.3 In the event the transactions contemplated by this Agreement are not consummated, then Phoenix Investment Counsel, Inc. agrees that it shall bear all of the costs and expenses incurred by both the Acquiring Fund and the Acquired Fund in connection with such transactions.

11.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         11.1 The Selling Trust and the Acquiring Trust have not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.

         11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.      TERMINATION

         This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before March 31, 2007 unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.      WAIVER

         The Acquiring Fund and the Acquired Fund, after consultation with their respective counsel and by mutual consent of their respective Board of Trustees, may waive any condition to their respective obligations hereunder, except that the Acquiring Trust may not waive the condition set forth in paragraph 9.5.

14.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable and mutually agreed upon in writing by the authorized officers of the Selling Trust and the Acquiring Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Selling Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

15.      NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to Phoenix Equity Planning Corporation, 101 Munson Street, Greenfield, Massachusetts 01301,
Attn: General Counsel.

16.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF
         LIABILITY

         16.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         16.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         16.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

         16.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         16.5 It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Acquired Fund personally, but shall bind only the property of the Acquired Fund, as provided in the Declaration of Trust of the Acquired Fund. The execution and delivery by such officers of the Acquired Fund shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund as provided in the Declaration of Trust of the Acquired Fund.

         16.6 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Acquiring Fund personally, but shall bind only the Acquiring Trust property of the Acquiring Fund, as provided in the Trust Instrument of the Acquiring Fund. The execution and delivery by such officers of the Acquiring Fund shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Acquiring Trust property of the Acquiring Fund as provided in the Trust Instrument of the Acquiring Fund.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary, all as of the date first written above.

Attest:                                    PHOENIX SERIES FUND ON BEHALF OF ITS
                                           SERIES PHOENIX CAPITAL GROWTH FUND


_______________________________            By: _______________________________
By:
Title:                                     Title:




Attest: PHOENIX INVESTMENT TRUST 06 ON BEHALF OF ITS SERIES PHOENIX NIFTY FIFTY FUND

_______________________________            By: _______________________________
By:
Title:                                     Title:




                                           Agreed and accepted as to paragraph
                                           10.3 only:

Attest:                                    PHOENIX INVESTMENT COUNSEL, INC.


_______________________________            By: _______________________________
By:
Title:                                     Title:

                       STATEMENT OF ADDITIONAL INFORMATION

                            Acquisition of Assets of

                            PHOENIX NIFTY FIFTY FUND

                                   a series of

                           PHOENIX INVESTMENT TRUST 06
                     c/o Phoenix Equity Planning Corporation
                                101 Munson Street
                         Greenfield, Massachusetts 01301
                                 (800) 243-1574

                        By and In Exchange For Shares of

                           PHOENIX CAPITAL GROWTH FUND

                                   a series of

                               PHOENIX SERIES FUND
                     c/o Phoenix Equity Planning Corporation
                                101 Munson Street
                         Greenfield, Massachusetts 01301
                                 (800) 243-1574




         This Statement of Additional Information, dated December 15, 2006, relating specifically to the proposed transfer of the assets and liabilities of Phoenix Nifty Fifty Fund ("Nifty Fifty"), a series of Phoenix Investment Trust 06 ("Investment Trust") to Phoenix Capital Growth Fund ("Capital Growth"), a series of Phoenix Series Fund ("Series Fund"), in exchange for Class A, Class B and Class C shares of beneficial interest, no par value, of Capital Growth (to be issued to holders of shares of Nifty Fifty), consists of the information set forth below pertaining to Nifty Fifty and Capital Growth and the following described documents, each of which is incorporated by reference herein:


         (1) The Statement of Additional Information of Investment Trust relating to Nifty Fifty, dated May 1, 2006;

         (2) The Statement of Additional Information of Series Fund relating to Capital Growth, dated November 21, 2006;

         (3) Annual Report of Investment Trust relating to Nifty Fifty for the year ended December 31, 2005;

         (4) Annual Report of Series Fund relating to Capital Growth for the year ended October 31, 2005;

         (5) Semiannual Report of Investment Trust relating to Nifty Fifty for the six month period ended June 30, 2006; and

         (6) Semiannual Report of Series Fund relating to Capital Growth for the six month period ended April 30, 2006.


         This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Nifty Fifty and Capital Growth dated December 15, 2006. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Investment Trust or Series Fund at the telephone numbers or addresses set forth above.










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